Shareholder Report, Average Annual Return (Details) 193340_Hood River International Opportunity Fund_Institutional Shares_TSR Annual {Institutional Shares}	12 Months Ended	57 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	80.95%	20.60%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index ex USA Net (USD)
Average Annual Return, Percent	27.66%	9.85%
MSCI AC World Index ex US Small Cap Net TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index ex US Small Cap Net TR
Average Annual Return, Percent	19.83%	6.53%